UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 61,713	$ 40,421	$ 73,622
Fair value adjustments to hedging financial instruments	(11,648)	9,119	(3,433)
Reclassification into net income of previous fair value adjustments to hedging financial instruments	0	126	(3,127)
Fair value adjustments to available for sale securities	(296)	4,540	2,244
Unrealized loss from investment securities classified as available-for-sale securities reclassified to Consolidated Statement of Operations	0	0	0
Fair value adjustments to hedging financial instruments in associated companies	0	361	(206)
Other comprehensive income/(loss)	22	(1)	(74)
Other comprehensive (loss)/income, net of tax	(11,922)	14,145	(4,596)
Comprehensive (loss)/income	$ 49,791	$ 54,566	$ 69,026